Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	FIRST INTERSTATE BANCSYSTEM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34653
Entity Tax Identification Number	81-0331430
Entity Address, Address Line One	401 North 31st Street
Entity Address, City or Town	Billings,
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59101
City Area Code	(406)
Local Phone Number	255-5311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	FIBK
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000860413
Entity Emerging Growth Company	false